Currency conversion	6 Months Ended
Jun. 30, 2022
Currency conversion [Abstract]
Currency conversion
3. Currency conversion
The presentation currency of the Group is pounds sterling and the unaudited condensed consolidated interim financial statements have been prepared on this basis. The period ended 30 June 2022 unaudited condensed consolidated interim income statement is prepared using, among other currencies, average exchange rates of US$1.30 to the pound (period ended 30 June 2021: US$1.39) and €1.19 to the pound (period ended 30 June 2021: €1.15). The unaudited condensed consolidated interim balance sheet as at 30 June 2022 has been prepared using the exchange rates on that day of US$1.22 to the pound (31 December 2021: US$1.35) and €1.16 to the pound (31 December 2021: €1.19).